Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue, Net, Total	¥ 8,363,724	$ 1,285,481	¥ 8,376,099	¥ 9,965,786
Japan [Member]
Revenue, Net, Total	737,813	113,400	2,363,239	2,723,800
USA [Member]
Revenue, Net, Total	223,229	34,310	513,690	1,248,536
India [Member]
Revenue, Net, Total	330,738	50,834	18,970	(202)
Sales Revenue, Net [Member]
Revenue, Net, Total	¥ 8,363,724	$ 1,285,481	¥ 8,376,099	¥ 9,965,786
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
Sales Revenue, Net [Member] | PRC [Member]
Revenue, Net, Total	¥ 6,421,123	$ 986,908	¥ 4,932,284	¥ 4,078,476
Concentration Risk, Percentage	77.00%	77.00%	59.00%	41.00%
Sales Revenue, Net [Member] | Japan [Member]
Revenue, Net, Total	¥ 737,813	$ 113,400	¥ 2,363,239	¥ 2,723,800
Concentration Risk, Percentage	9.00%	9.00%	28.00%	27.00%
Sales Revenue, Net [Member] | USA [Member]
Revenue, Net, Total	¥ 223,229	$ 34,310	¥ 513,690	¥ 1,248,536
Concentration Risk, Percentage	3.00%	3.00%	6.00%	12.00%
Sales Revenue, Net [Member] | Turkey [Member]
Revenue, Net, Total	¥ 58,686	$ 9,020	¥ 69,956	¥ 550,799
Concentration Risk, Percentage	0.00%	0.00%	1.00%	5.00%
Sales Revenue, Net [Member] | India [Member]
Revenue, Net, Total	¥ 330,738	$ 50,833	¥ 18,970	¥ (202)
Concentration Risk, Percentage	4.00%	4.00%	0.00%	0.00%
Sales Revenue, Net [Member] | France [Member]
Revenue, Net, Total	¥ 182	$ 28	¥ 1,477	¥ 363,635
Concentration Risk, Percentage	0.00%	0.00%	0.00%	4.00%
Sales Revenue, Net [Member] | Germany [Member]
Revenue, Net, Total	¥ 11,365	$ 1,747	¥ 3,089	¥ 170,518
Concentration Risk, Percentage	0.00%	0.00%	0.00%	2.00%
Sales Revenue, Net [Member] | England [Member]
Revenue, Net, Total	¥ 861	$ 132	¥ 88,129	¥ 80,255
Concentration Risk, Percentage	0.00%	0.00%	1.00%	1.00%
Sales Revenue, Net [Member] | Others [Member]
Revenue, Net, Total	¥ 579,727	$ 89,103	¥ 385,265	¥ 749,969
Concentration Risk, Percentage	7.00%	7.00%	5.00%	8.00%